Long-Term Investment - Schedule of Group’s Long-Term Investment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Group’s Long-Term Investment [Abstract]
Beginning Balance	$ 3,325,000
Investments made		7,097,000
Fair value change on long-term investment		(3,772,000)
Ending Balance	$ 3,325,000	$ 3,325,000